Business acquisition (Tables)	12 Months Ended
Dec. 31, 2021
Jiangsu Five Star [Member]
Business Acquisition [Line Items]
Summary of purchase price as of the date of acquisition
The purchase price as of the date of acquisition is comprised of:

Amounts
(RMB in millions)
Conversion of loan and assuming of debt	1,025
Fair value of previously held equity interests	1,274

Total	2,299

Schedule of allocation of the purchase price as of the date of acquisition
The transaction was considered a business acquisition and therefore was recorded using the acquisition method of accounting. The allocation of the purchase price based on the fair values of the acquired assets and liabilities as of the date of acquisition is summarized as follows:

Amounts
(RMB in millions)
Net liabilities assumed	(14)
Appreciation of property, equipment and software	190
Intangible assets
- Trademark	489
Goodwill	2,185
Deferred tax liabilities	(170)
Non-controlling interests	(381)

Total	2,299

Kuayue Express [Member]
Business Acquisition [Line Items]
Summary of purchase price as of the date of acquisition	The purchase price as of the date of acquisition is comprised of:

Amounts
(RMB in millions)
Cash	2,850
Issuance of ordinary shares of JD Logistics less cash proceeds received	116

Total	2,966

Schedule of allocation of the purchase price as of the date of acquisition
The transaction was considered a business acquisition and therefore was recorded using the acquisition method of accounting. The allocation of the purchase price based on the fair values of the acquired assets and liabilities as of the date of acquisition is summarized as follows:

Amounts
(RMB in millions)
Net assets acquired	1,110
Appreciation of property, equipment and software	362
Intangible assets
- Customer relationship	2,550
Goodwill	1,633
Deferred tax liabilities	(728)
Non-controlling interests	(1,961)

Total	2,966